Fair Value Measurement (Details) - Schedule of fair value measurements are estimated utilizing Level 3 inputs - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract
Fair value at the beginning of the period	$ (2,208,000)	$ (11,585,000)
Acquisitions	(102,000)	0
Revaluation of Contingent considerations and other adjustment	(1,031,000)	4,897,000
Settlements of Contingent considerations	1,314,000	1,012,000
Fair value at the end of the period	2,887,000	(2,208,000)
Convertibles and Bonds with Warrants Attached
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(6,969,000)	0
Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(6,969,000)	0
Convertible Debt Securities
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	10,325,000	5,368,000
Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	10,325,000	5,368,000
Convertibles and Bonds with Warrants Attached
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	1,558,000	(1,900,000)
Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)	$ 1,558,000	$ (1,900,000)